Non-current financial assets	12 Months Ended
Dec. 31, 2025
Categories of non-current financial assets [abstract]
Disclosure of non current financial assets [Text Block]
3.6 NON-CURRENT FINANCIAL ASSETS
Set out below is a breakdown of movements at December 31, 2025 and December 31, 2024:

MOVEMENTS (Million euro)	LONG- TERM LOANS TO ASSOCIATES	RESTRICTED CASH FROM INFRASTRUCTURE PROJECT COMPANIES AND OTHER FINANCIAL ASSETS	FINANCIAL INVESTMENTS CARRIED AT FAIR VALUE	LOANS ASSOCIATED WITH DIVESTMENT TRANSACTIONS	OTHER LONG- TERM RECEIVABLES	TOTAL
BALANCE AT 31/12/2023	262	628	45	186	27	1,148
Additions	113	18	566	1	32	730
Disposals	(3)	(275)	(2)	(176)	(33)	(489)
Transfers and other	(273)	—	(1)	(13)	—	(287)
Foreign exchange	1	30	2	2	2	37
BALANCE AT 31/12/2024	100	401	610	—	28	1,139
Additions	16	1,375	7	18	29	425
Disposals	(5)	(1,471)	(548)	—	(37)	(1,040)
Transfers and other	—		(4)	(5)	12	3
Foreign exchange	1	(43)	(3)	1	(7)	(52)
BALANCE AT 31/12/2025	113	262	61	13	26	475
Note: Balances net of provisions
Long-term loans to associates
The heading “Long-term loans to associates” includes loans granted to associates in the amount of EUR 113 million (EUR 100 million in 2024), primarily in the Highways business, worth mentioning the subordinated debt loan granted to Concesionaria Ruta del Cacao, S.A.S. (EUR 81 million), and to Zero Bypass (EUR 32 million).
The main movement under this heading during 2024, disclosed in the line item "Transfer and others", corresponds to the reclassification from long-term financial assets to short-term receivables of the subordinated loans granted to AGS (GBP 195 million; EUR 235 million), derived from the divestment agreement reached with Avialliance UK Limited for the sale of Ferrovial's entire stake in this asset (Note 1.1.4.), finally completed on January 28, 2025. Also noteworthy, is the effect of the 24.78% stake divested in Grupo Serveo (EUR -18 million) and the divestment of the Highways concession assets (EUR -18 million).
Restricted cash from infrastructure project companies
The heading “Restricted cash from infrastructure project companies and other financial assets” primarily relates to deposits made in highway concession operators, the use of which is limited to certain purposes under the concession, such as payments of future investments, operating expenditure or debt servicing.
At December 31, 2025 this item amounts to EUR 262 million, which mainly corresponds to the NTE Mobility Partners (EUR 192 million) and the I-66 Express Mobility Partners (EUR 34 million).
During 2025, the main additions corresponds to NTE Mobility Partners (EUR 884 million) and LBJ Infrastructure Group (EUR 236 million), which also recorded outflows due to dividend payments: EUR -440 million, EUR -269, and EUR -219 million, respectively, at NTE Mobility Partners, I-66 Express Mobility Partners LLC, and at LBJ Infrastructure Group.
Financial investment recognized at fair value
During 2024, the main movement was related to the stake in Heathrow Airport Holdings Limited (HAH). After the sale of the 19.75% stake, Ferrovial held shares representing 5.25% of share capital, recognized as a financial asset at fair value. The fair value of the remaining stake amounted at December 31, 2024 to EUR 547 million, and full completion of the divestment was achieved on July 3, 2025 (Note 1.1.4).
For the year 2025, this heading primarily relates to investments in technology and innovation funds, that at December 31, 2025 reached EUR 61 million (EUR 610 million in 2024).
Loans associated with divestment transactions
During 2025 a new vendor loan was provided to a Chilean company, in relation to the divestment of the services business in Chile (VELTIS). The total amount of the loan is EUR 17.9 million, of which EUR 13 million is long term (Note 1.1.4.).
Other long-term receivables
The main components of this heading are the earn-outs associated with the disposal of the Services Business carried out in previous years (EUR 11 million) and other trade receivables, mainly from various public authorities under long-term contracts, primarily relating to companies in the Construction and Highways business lines.
The main movements during 2025 are related to:
•The update of the estimated earn-outs associated with the disposal of the services business (EUR 10 million), the collection of EUR -16 million, and the reclassification to long-term risk provisions of the indemnities (EUR 10 million),
•The final settlement of the deferred payment for the sale of Serveo (receivable previously registered at a present value of EUR -12 million).